PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)
1
Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 95.6%
Basic Materials : 4.3%
1,525,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 1,591,261
0.7
1,555,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 1,584,903
0.7
1,970,000
(1)
Chemours Co., 7.875%,
03/15/2034 1,981,357
0.9
2,600,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 2,598,454
1.2
1,615,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 1,611,684
0.8
9,367,659
4.3
Communications : 17.6%
2,130,000
(1)
APLD ComputeCo
2 LLC, 6.750%,
03/15/2031 2,139,165
1.0
2,125,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 6.375%,
09/01/2029 2,124,057
1.0
2,090,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 7.375%,
03/01/2031 2,096,433
1.0
1,535,000
(1)
Cipher Compute LLC,
7.125%,
11/15/2030 1,597,586
0.7
2,075,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 2,114,411
1.0
3,165,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 3,121,636
1.4
1,480,000
(1)
Gray Media, Inc.,
9.625%,
07/15/2032 1,429,724
0.6
2,130,000
(1)
Level 3 Financing, Inc.,
7.500%,
02/15/2037 2,188,104
1.0
1,950,000
(1)
Level 3 Financing, Inc.,
8.500%,
01/15/2036 2,095,527
1.0
1,635,000
(1)
Meridian Arc Holdco
LLC, 6.250%,
04/30/2031 1,639,733
0.7
2,155,000
(1)
Nexstar Media, Inc.,
7.250%,
04/15/2034 2,151,648
1.0
2,925,000  Paramount Global,
6.875%,
04/30/2036 2,745,098
1.2
2,710,000
(1)
Sirius XM Radio LLC,
5.875%,
04/15/2032 2,679,929
1.2
1,080,000
(1)
Snap, Inc., 6.875%,
03/01/2033 1,053,348
0.5
1,105,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 1,089,771
0.5
1,940,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 2,008,278
0.9
2,745,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 2,482,553
1.1
1,615,000
(1)
Wayfair LLC, 6.750%,
11/15/2032 1,659,771
0.8
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,060,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 $ 2,164,984
1.0
38,581,756
17.6
Consumer, Cyclical : 17.1%
1,580,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,604,522
0.7
1,080,000
(1)
Acushnet Co., 5.625%,
12/01/2033 1,076,983
0.5
2,605,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 2,688,795
1.2
2,050,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 2,126,127
1.0
2,695,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 2,664,121
1.2
1,310,000  Bath & Body Works,
Inc., 6.875%,
11/01/2035 1,342,335
0.6
2,325,000
(1)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 2,108,611
1.0
1,500,000
(1)
Churchill Downs, Inc.,
6.750%,
05/01/2031 1,528,114
0.7
2,035,000
(1)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 2,079,618
0.9
1,090,000
(1)
Gaia Purchaser, Inc.,
7.625%,
07/15/2033 1,103,175
0.5
1,520,000
(1)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl ,
7.750%,
05/31/2032 1,597,009
0.7
1,645,000  Goodyear Tire &
Rubber Co., 8.875%,
07/15/2032 1,660,365
0.8
2,510,000
(1)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 2,602,918
1.2
3,055,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 3,050,285
1.4
2,105,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 2,200,352
1.0
1,050,000
(1)
Penn Entertainment,
Inc., 6.750%,
04/01/2031 1,056,115
0.5
1,420,000
(1)
Petco Health &
Wellness Co., Inc.,
8.250%,
02/01/2031 1,432,025
0.7
1,095,000
(1)
Pioneer Opco LLC,
7.000%,
05/15/2033 1,115,646
0.5
1,145,000
(1)
Starz Capital Holdings
1, Inc., 6.000%,
04/15/2030 1,093,475
0.5
1,535,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 1,545,467
0.7

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,635,000
(1)
Whirlpool Corp.,
7.875%,
07/01/2034 $ 1,645,794
0.8
37,321,852
17.1
Consumer, Non-cyclical : 12.7%
1,590,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,606,902
0.7
1,940,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 2,010,587
0.9
2,070,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 2,137,159
1.0
1,045,000
(1)
Deluxe Corp., 8.000%,
06/01/2029 1,053,315
0.5
1,085,000
(1)
EquipmentShare.
com, Inc., 7.125%,
07/01/2034 1,067,410
0.5
2,090,000
(1)
EquipmentShare.
com, Inc., 8.000%,
03/15/2033 2,141,350
1.0
1,985,000
(1)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 2,070,867
0.9
1,530,000
(1)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 1,586,457
0.7
2,460,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 2,566,412
1.2
2,045,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 2,072,569
0.9
1,035,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 1,017,518
0.5
2,605,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 2,586,256
1.2
1,510,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 1,513,944
0.7
2,160,000
(1)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 2,180,440
1.0
2,100,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 2,164,989
1.0
27,776,175
12.7
Energy : 7.0%
2,030,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 2,089,363
1.0
2,420,000
(1)
CNX Resources Corp.,
7.375%,
01/15/2031 2,479,772
1.1
1,095,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.875%,
06/01/2034 1,090,478
0.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,005,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 $ 2,066,223
0.9
895,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 914,369
0.4
1,070,000
(1)
SM Energy Co.,
6.625%,
04/15/2034 1,053,852
0.5
1,065,000
(1)
SM Energy Co.,
7.000%,
08/01/2032 1,075,524
0.5
1,885,000
(1)
Sunoco L.P., 6.250%,
07/01/2033 1,902,806
0.9
1,650,000
(1)
Venture Global
LNG, Inc., 6.625%,
06/15/2036 1,627,317
0.7
1,045,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,066,301
0.5
15,366,005
7.0
Financial : 11.4%
1,080,000
(1)
Anywhere Real Estate
Group LLC / Anywhere
Co-Issuer Corp.,
7.000%,
04/15/2030 1,092,243
0.5
1,020,000
(1)
Asurion LLC and
Asurion Co-Issuer, Inc.,
8.000%,
12/31/2032 1,028,539
0.5
1,120,000
(1)
Asurion LLC and
Asurion Co-Issuer, Inc.,
8.375%,
02/01/2034 1,037,584
0.5
4,180,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 4,225,809
1.9
1,150,000  Navient Corp., 7.875%,
06/15/2032 1,077,741
0.5
1,060,000  OneMain Finance
Corp., 6.750%,
09/15/2033 1,050,658
0.5
3,275,000  OneMain Finance
Corp., 7.125%,
09/15/2032 3,334,228
1.5
2,875,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 2,867,543
1.3
1,520,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 1,483,205
0.7
605,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 629,562
0.3
1,070,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 1,085,752
0.5
2,095,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 2,133,159
1.0
2,060,000
(1)
Rocket Cos., Inc.,
7.125%,
02/01/2032 2,139,353
1.0
1,630,000
(1)
WS Escrow LLC,
7.750%,
06/01/2033 1,674,967
0.7
24,860,343
11.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 17.1%
2,035,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 $ 2,080,722
1.0
1,430,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 1,495,298
0.7
2,115,000
(1)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 2,169,140
1.0
3,100,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 3,212,781
1.5
1,640,000
(1)
Builders FirstSource ,
Inc., 6.375%,
06/15/2032 1,665,704
0.8
2,800,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 2,927,666
1.3
1,990,000
(1)
GFL Environmental,
Inc., 6.750%,
01/15/2031 2,049,756
0.9
1,085,000
(1)
Granite Construction,
Inc., 6.375%,
06/15/2034 1,105,997
0.5
1,610,000
(1)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2030 1,646,797
0.8
1,600,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,583,181
0.7
3,015,000
(1)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 3,074,947
1.4
1,085,000
(1)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 1,097,659
0.5
1,495,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 1,549,261
0.7
2,695,000
(1)
TransDigm , Inc.,
6.125%,
07/31/2034 2,694,903
1.2
2,105,000
(1)
TransDigm , Inc.,
6.750%,
01/31/2034 2,160,622
1.0
1,030,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 1,056,565
0.5
1,620,000
(1)
WESCO Distribution,
Inc., 5.500%,
04/15/2034 1,606,606
0.7
1,575,000
(1)
WESCO Distribution,
Inc., 6.375%,
03/15/2033 1,617,103
0.7
2,490,000
(1)
XPO, Inc., 7.125%,
06/01/2031 2,576,754
1.2
37,371,462
17.1
Technology : 5.7%
1,560,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 1,583,119
0.7
2,140,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,077,986
0.9
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,590,000
(1)
CoreWeave , Inc.,
9.000%,
02/01/2031 $ 1,573,248
0.7
1,450,000
(1)
McAfee Corp., 7.375%,
02/15/2030 1,233,322
0.6
2,800,000
(1)
OAK-Eagle Acquireco ,
Inc., 8.750%,
07/01/2034 2,973,382
1.4
2,005,000
(1)
Seagate Data Storage
Technology Pte Ltd.,
8.500%,
07/15/2031 2,096,436
0.9
1,055,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,025,596
0.5
12,563,089
5.7
Utilities : 2.7%
3,225,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 3,266,807
1.5
2,620,000
(1)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 2,642,432
1.2
5,909,239
2.7
Total Corporate Bonds/
Notes
(Cost $209,936,337)
209,117,580
95.6
CONVERTIBLE BONDS/NOTES : 0.7%
Consumer, Non-cyclical : 0.4%
975,000  Shift4 Payments, Inc.,
0.500%,
08/01/2027 931,125
0.4
Financial : 0.3%
600,000
(1)(2)
Coinbase Global, Inc.,
4.630%,
10/01/2029 517,800
0.3
Total Convertible
Bonds/Notes
(Cost $1,489,783)
1,448,925
0.7
Total Long-Term
Investments
(Cost $211,426,120)
210,566,505
96.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya High Yield Bond Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.3%
Mutual Funds : 3.3%
7,301,826
(3)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
3.540%
(Cost $7,301,826) $ 7,301,826 3.3
Total Short-Term
Investments
(Cost $7,301,826)
$ 7,301,826
3.3
Total Investments in
Securities
(Cost $218,727,946) $ 217,868,331 99.6
Assets in Excess of
Other Liabilities
835,786 0.4
Net Assets $ 218,704,117 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(3)
Rate shown is the 7-day yield as of June 30, 2026.
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 209,117,580 $ — $ 209,117,580
Convertible Bonds/Notes — 1,448,925 — 1,448,925
Short-Term Investments 7,301,826 — — 7,301,826
Total Investments, at fair value $ 7,301,826 $ 210,566,505 $ — $ 217,868,331
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,543,587
Gross Unrealized Depreciation (2,403,202)
Net Unrealized Depreciation $ (859,615)